Cash and Cash Equivalents, and Bank Facilities (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of cash and cash equivalents [Abstract]
Disclosure of cash and cash equivalents and bank facilities [Text Block]
	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Cash and cash equivalents	17,050	15,876
	17,050	15,876
Short-term facilities:
Short-term facilities	(59,801)	(39,091)
Long-term facilities - current portion	-	(9,100)
	(59,801)	(48,191)
Long-term facilities
Long-term portion	(101,012)	(85,508)

Net interest bearing debts	(143,763)	(117,823)

Weighted average interest rates on short-term and long-term borrowings outstanding [Text Block]
The weighted average interest rates on short-term and long-term borrowings outstanding as of each balance sheet date were as follows.

	As of June 30,
	2018	2017
Short-term facilities	6.1%	4.4%
Long-term facilities	4.3%	3.5%